Investment Valuation Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Assets Measured at Fair Value on Recurring Basis

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets as of December 31, 2025 and 2024 that are measured at fair value on a recurring basis:

	Fair Value Measurements
	as of December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Mutual funds	$121,450,854	$—	$—	$121,450,854
Company stock	1,224,536	—	—	1,224,536
Self-directed brokerage accounts	3,473,631	—	—	3,473,631
Investments measured at net asset value:(1)
Collective investment funds				236,812,301
Total assets in the fair value hierarchy	$126,149,021	$—	$—	$362,961,322

	Fair Value Measurements
	as of December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Mutual funds	$159,103,464	$—	$—	$159,103,464
Company stock	1,749,759	—	—	1,749,759
Self-directed brokerage accounts	2,986,779	—	—	2,986,779
Investments measured at net asset value:(1)
Collective investment funds				186,074,500
Total assets in the fair value hierarchy	$163,840,002	$—	$—	$349,914,502

(1)
Certain investments that are measured at fair value using the net asset value per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line "Investments, at fair value" presented in the Statements of Net Assets Available for Benefits.